                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000

Check here if Amendment [   ]; Amendment Number: _____
 This Amendment (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      S Squared Technology Corp.
Address:   515 Madison Avenue
           New York, NY 10022

Form 13F File Number: 28-3840

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Seymour L. Goldblatt
Title:     President
Phone:     212-421-2155

Signature, Place, and Date of Signing:

/s/ Seymour L. Goldblatt               New York, New York       February 8, 2001
------------------------------------
           [Signature]


[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]       NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:  0

Form 13F Information Table Entry Total:     106

Form 13F Information Table Value Total:     $548,142
                                            --------
                                           (thousands)


List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report. NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries]

Page 1 of 5
     -

                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
--------------------------------------------------------------------------------------------------
       Item 1:            Item 2:   Item 3:   Item 4:      Item 5:           Item 6:
                           Title    CUSIP   Fair Market   Shares or   Investment Discretion
    Name of Issuer       of Class   Number    Value       Principal
                                           (x $1,000)      Amount
                                                                    ------------------------------
                                                                    (a)Sole    (b)     (c)Shared-
                                                                             Shared-     Other
                                                                               As
                                                                             Defined
                                                                               in
                                                                             Instr. V
--------------------------------------------------------------------------------------------------
1-800 DATABASE LTD.          PFD                3,000   510,204 SH     X
SERIES B
--------------------------------------------------------------------------------------------------
3COM CORP                    COM  885535104     4,845    57,000 SH     X
--------------------------------------------------------------------------------------------------
A D C                        COM  000886101     2,175   120,000 SH     X
TELECOMMUNICATION
--------------------------------------------------------------------------------------------------
ADOLOR CORP                  COM  00724X102       220    10,000 SH     X
--------------------------------------------------------------------------------------------------
ADVANCED DIGITAL INFO        COM  007525108     2,817   122,500 SH     X
--------------------------------------------------------------------------------------------------
ALKERMES INC                 COM  01642T108     6,896   219,800 SH     X
--------------------------------------------------------------------------------------------------
AMERICAN MANAGEMENT          COM  027352103     5,141   259,500 SH     X
SYTEMS
--------------------------------------------------------------------------------------------------
AMPHENOL CORP NEW CL A       COM  032095101     1,959    50,000 SH     X
--------------------------------------------------------------------------------------------------
ANIXTER INTL INC             COM  035290105     2,379   110,000 SH     X
--------------------------------------------------------------------------------------------------
ANTEC                        COM  03664P105     1,561   197,500 SH     X
--------------------------------------------------------------------------------------------------
APPLIED MICRO                COM  03822W109       450     6,000 SH     X
CIRCUITS
--------------------------------------------------------------------------------------------------
ARTISOFT INC                 COM  04314L106     4,815 1,328,300 SH     X
--------------------------------------------------------------------------------------------------
ASPECT                       COM  04523Q102     9,903 1,230,700 SH     X
TELECOMMUNICATION
--------------------------------------------------------------------------------------------------
AT&T CORP LIBERTY            COM  001957208     5,425   400,000 SH     X
MEDIA GROUP  CL A
--------------------------------------------------------------------------------------------------
AURORA BIOSCIENCES           COM  051920106       619    19,700 SH     X
CRP
--------------------------------------------------------------------------------------------------
AVID TECHNOLOGY              COM  05367P100       584    32,000 SH     X
--------------------------------------------------------------------------------------------------
BIOTRANSPLANT INC            COM  09066Y107     6,537   752,500 SH     X
--------------------------------------------------------------------------------------------------
BRIO TECHNOLOGY INC          COM  109704106     4,709 1,116,100 SH     X
--------------------------------------------------------------------------------------------------
CABLETRON SYS INC            COM  126920107     2,033   135,000 SH     X
--------------------------------------------------------------------------------------------------
CAMBRIDGE HEART INC          COM  131910101     2,481 1,017,814 SH     X
--------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC        COM  125129106     4,181   150,000 SH     X
--------------------------------------------------------------------------------------------------
CENDANT CORP                 COM  151313103     1,925   200,000 SH     X
--------------------------------------------------------------------------------------------------
CENTURA SOFTWARE             WNT                    0      235,850     X
--------------------------------------------------------------------------------------------------
CITADEL                      COM  172853202     1,260   105,000 SH     X
COMMUNICATIONS
--------------------------------------------------------------------------------------------------
CNET NETWORKS INC            COM  12613R104     3,587   224,188 SH     X
--------------------------------------------------------------------------------------------------
COGNOS                       COM  19244C109    14,196   754,602 SH     X
--------------------------------------------------------------------------------------------------
COMCAST CORP                 COM  200300200     4,384   105,000 SH     X
--------------------------------------------------------------------------------------------------
COMPAQ COMPUTER              COM  204493100    25,862 1,718,400 SH     X
--------------------------------------------------------------------------------------------------
COLUMN TOTAL                                  123,944
--------------------------------------------------------------------------------------------------


                                                      (SEC USE ONLY)
--------------------------------------------------------------------
       Item 1:              Item 7:                 Item 8:
                           Managers        Voting Authority (Shares)
    Name of Issuer        See Instr. V

                                       ------------------------------


                                       (a) Sole     (b)     (c)None
                                                   Shared


---------------------------------------------------------------------
1-800 DATABASE LTD.                      510,204
SERIES B
---------------------------------------------------------------------
3COM CORP                                 57,000
---------------------------------------------------------------------
A D C                                    120,000
TELECOMMUNICATION
---------------------------------------------------------------------
ADOLOR CORP                               10,000
---------------------------------------------------------------------
ADVANCED DIGITAL INFO                    122,500
---------------------------------------------------------------------
ALKERMES INC                             219,800
---------------------------------------------------------------------
AMERICAN MANAGEMENT                      259,500
SYTEMS
---------------------------------------------------------------------
AMPHENOL CORP NEW CL A                    50,000
---------------------------------------------------------------------
ANIXTER INTL INC                         110,000
---------------------------------------------------------------------
ANTEC                                    197,500
---------------------------------------------------------------------
APPLIED MICRO                              6,000
CIRCUITS
---------------------------------------------------------------------
ARTISOFT INC                           1,328,300
---------------------------------------------------------------------
ASPECT                                 1,230,700
TELECOMMUNICATION
---------------------------------------------------------------------
AT&T CORP LIBERTY                        400,000
MEDIA GROUP  CL A
---------------------------------------------------------------------
AURORA BIOSCIENCES                        19,700
CRP
---------------------------------------------------------------------
AVID TECHNOLOGY                           32,000
---------------------------------------------------------------------
BIOTRANSPLANT INC                        752,500
---------------------------------------------------------------------
BRIO TECHNOLOGY INC                    1,116,100
---------------------------------------------------------------------
CABLETRON SYS INC                        135,000
---------------------------------------------------------------------
CAMBRIDGE HEART INC                    1,017,814
---------------------------------------------------------------------
CDW COMPUTER CTRS INC                    150,000
---------------------------------------------------------------------
CENDANT CORP                             200,000
---------------------------------------------------------------------
CENTURA SOFTWARE                         235,850
---------------------------------------------------------------------
CITADEL                                  105,000
COMMUNICATIONS
---------------------------------------------------------------------
CNET NETWORKS INC                        224,188
---------------------------------------------------------------------
COGNOS                                   754,602
---------------------------------------------------------------------
COMCAST CORP                             105,000
---------------------------------------------------------------------
COMPAQ COMPUTER                        1,718,400
---------------------------------------------------------------------
COLUMN TOTAL
---------------------------------------------------------------------


Page 2 of 5
     -


                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
-------------------------------------------------------------------------------------------------
       Item 1:            Item 2:   Item 3:   Item 4:      Item 5:           Item 6:
                           Title    CUSIP   Fair Market   Shares or   Investment Discretion
    Name of Issuer       of Class   Number    Value       Principal
                                           (x $1,000)      Amount
                                                                    -----------------------------
                                                                    (a)Sole    (b)     (c)Shared-
                                                                             Shared-     Other
                                                                               As
                                                                             Defined
                                                                               in
                                                                             Instr. V
-------------------------------------------------------------------------------------------------
COMPUTER TASK GROUP          COM  205477102     1,458   370,300 SH     X
-------------------------------------------------------------------------------------------------
COMTECH                      COM  205826209     7,443   478,300 SH     X
TELECOMMUNICAT COM
NEW
-------------------------------------------------------------------------------------------------
CONVERGYS CORP               COM  212485106     2,266    50,000 SH     X
-------------------------------------------------------------------------------------------------
COR THERAPEUTICS INC         COM  217753102     7,565   215,000 SH     X
-------------------------------------------------------------------------------------------------
CSG SYS INTL INC             COM  126349109     3,755    80,000 SH     X
-------------------------------------------------------------------------------------------------
CURRENT LOGIC SYSTEMS        COM  231997107        77    84,872 SH     X
INC
-------------------------------------------------------------------------------------------------
CYBERIAN OUTPOST INC         COM  231914102       665   559,700 SH     X
-------------------------------------------------------------------------------------------------
CYBERONICS INC               COM  23251P102       637    27,400 SH     X
-------------------------------------------------------------------------------------------------
CYGNUS INC                   COM  232560102     4,594   942,400 SH     X
-------------------------------------------------------------------------------------------------
CYPRESS SEMICONDUCTOR        COM  232806109    28,393 1,442,200 SH     X
-------------------------------------------------------------------------------------------------
DELL COMPUTER CORP           COM  247025109     5,214   299,000 SH     X
-------------------------------------------------------------------------------------------------
DIVINE INTERVENTURES         COM  255404105       521   333,332 SH     X
-------------------------------------------------------------------------------------------------
DOCUMENTUM, INC              COM  256159104     2,698    54,300 SH     X
-------------------------------------------------------------------------------------------------
ELOYALTY CORP                COM  290151109     3,712   573,775 SH     X
-------------------------------------------------------------------------------------------------
ENREV CORP SER A CR          PFD                  500    50,000 SH     X
-------------------------------------------------------------------------------------------------
ENTREMED INC                 COM  29382F103     3,218   186,564 SH     X
-------------------------------------------------------------------------------------------------
EZ2get.com                                        667 1,333,333 SH     X
-------------------------------------------------------------------------------------------------
FILENET CORP                 COM  316869106     1,567    57,500 SH     X
-------------------------------------------------------------------------------------------------
FLEXTRONICS INTL LTD         COM  Y2573F102    16,403   575,533 SH     X
ORD
-------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW        COM  366651206       507    80,000 SH     X
CL B
-------------------------------------------------------------------------------------------------
GARTNER GROUP INC NEW        COM  366651107     6,158   892,500 SH     X
-------------------------------------------------------------------------------------------------
GENZYME CORP                 COM  372917104     8,185    91,011 SH     X
-------------------------------------------------------------------------------------------------
GIGA INFORMATION             COM  37517M109     3,812   781,925 SH     X
GROUP, INC.
-------------------------------------------------------------------------------------------------
H POWER CORP                 COM  40427A108     2,005   260,800 SH     X
-------------------------------------------------------------------------------------------------
HARMONIC                     COM  413160102     2,844   500,000 SH     X
-------------------------------------------------------------------------------------------------
HYPERION SOLUTIONS CP        COM  44914M104     8,122   526,100 SH     X
-------------------------------------------------------------------------------------------------
IMCLONE SYS INC              COM  45245W109     8,510   193,400 SH     X
-------------------------------------------------------------------------------------------------
COLUMN TOTAL                                  131,479
-------------------------------------------------------------------------------------------------



                                                    (SEC USE ONLY)
------------------------------------------------------------------
       Item 1:          Item 7:                 Item 8:
                       Managers        Voting Authority (Shares)
    Name of Issuer    See Instr. V

                                   ------------------------------


                                   (a) Sole     (b)     (c)None
                                               Shared


-----------------------------------------------------------------
COMPUTER TASK GROUP                          370,300
-----------------------------------------------------------------
COMTECH                                      478,300
TELECOMMUNICAT COM
NEW
-----------------------------------------------------------------
CONVERGYS CORP                                50,000
-----------------------------------------------------------------
COR THERAPEUTICS INC                         215,000
-----------------------------------------------------------------
CSG SYS INTL INC                              80,000
-----------------------------------------------------------------
CURRENT LOGIC SYSTEMS                         84,872
INC
-----------------------------------------------------------------
CYBERIAN OUTPOST INC                         559,700
-----------------------------------------------------------------
CYBERONICS INC                                27,400
-----------------------------------------------------------------
CYGNUS INC                                   942,400
-----------------------------------------------------------------
CYPRESS SEMICONDUCTOR                      1,442,200
-----------------------------------------------------------------
DELL COMPUTER CORP                           299,000
-----------------------------------------------------------------
DIVINE INTERVENTURES                         333,332
-----------------------------------------------------------------
DOCUMENTUM, INC                               54,300
-----------------------------------------------------------------
ELOYALTY CORP                                573,775
-----------------------------------------------------------------
ENREV CORP SER A CR                           50,000
-----------------------------------------------------------------
ENTREMED INC                                 186,564
-----------------------------------------------------------------
EZ2get.com                                 1,333,333
-----------------------------------------------------------------
FILENET CORP                                  57,500
-----------------------------------------------------------------
FLEXTRONICS INTL LTD                         575,533
ORD
-----------------------------------------------------------------
GARTNER GROUP INC NEW                         80,000
CL B
-----------------------------------------------------------------
GARTNER GROUP INC NEW                        892,500
-----------------------------------------------------------------
GENZYME CORP                                  91,011
-----------------------------------------------------------------
GIGA INFORMATION                             781,925
GROUP, INC.
-----------------------------------------------------------------
H POWER CORP                                 260,800
-----------------------------------------------------------------
HARMONIC                                     500,000
-----------------------------------------------------------------
HYPERION SOLUTIONS CP                        526,100
-----------------------------------------------------------------
IMCLONE SYS INC                              193,400
-----------------------------------------------------------------
COLUMN TOTAL
-----------------------------------------------------------------



Page 3 of 5
     -





                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
------------------------------------------------------------------------------------------------
       Item 1:            Item 2:   Item 3:   Item 4:      Item 5:           Item 6:
                           Title    CUSIP   Fair Market   Shares or   Investment Discretion
    Name of Issuer       of Class   Number    Value       Principal
                                           (x $1,000)      Amount
                                                                    ----------------------------
                                                                    (a)Sole    (b)    (c)Shared-
                                                                             Shared-     Other
                                                                               As
                                                                             Defined
                                                                               in
                                                                             Instr. V
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
INDUS INTL INC               COM  45578L100     3,564 1,677,100 SH     X
------------------------------------------------------------------------------------------------
INDUSTRI MATIMATIK           COM  455792101     1,105   442,000 SH     X
------------------------------------------------------------------------------------------------
INFINIUM SOFTWARE INC        COM  45662Y109        31    20,000 SH     X
------------------------------------------------------------------------------------------------
INTEGRATED DEVICE            COM  458118106    22,773   687,500 SH     X
TECH
------------------------------------------------------------------------------------------------
J.D. EDWARDS & CO            COM  281667105     2,271   127,500 SH     X
------------------------------------------------------------------------------------------------
JABIL CIRCUIT INC            COM  466313103    12,002   473,000 SH     X
------------------------------------------------------------------------------------------------
LATTICE SEMI                 COM  518415104    34,512 1,878,200 SH     X
CONDUCTOR
------------------------------------------------------------------------------------------------
LEXENT INC                   COM  52886Q102     6,711   391,900 SH     X
------------------------------------------------------------------------------------------------
LUCENT                       COM  549463107     4,725   350,000 SH     X
------------------------------------------------------------------------------------------------
MANUGISTICS GROUP INC        COM  565011103    10,306   180,800 SH     X
------------------------------------------------------------------------------------------------
MARCHFIRST INC               COM  566244109     2,840 1,893,066 SH     X
------------------------------------------------------------------------------------------------
MAXTOR CORP                  COM  577729205     7,788 1,392,200 SH     X
------------------------------------------------------------------------------------------------
MEDIMMUNE INC                COM  584699102     1,245    26,100 SH     X
------------------------------------------------------------------------------------------------
META GROUP INC               COM  591002100       341    52,500 SH     X
------------------------------------------------------------------------------------------------
MGC COMMUNICATIONS INC       COM  62473J106       179    35,000 SH     X
------------------------------------------------------------------------------------------------
MULTITUDE INC SERIES E       PFD                2,000   934,580 SH     X
------------------------------------------------------------------------------------------------
NABI INC                     COM  628716102     7,954 1,719,833 SH     X
------------------------------------------------------------------------------------------------
NEOPHARM INC                 COM  640919106    16,086   424,700 SH     X
------------------------------------------------------------------------------------------------
NETWORKS ASSOC INC           COM  640938106     2,592   619,000 SH     X
------------------------------------------------------------------------------------------------
NORTEL NETWORKS CORP         COM  656569100       446    13,918 SH     X
------------------------------------------------------------------------------------------------
NPS PHARMACEUTICALS          COM  62936P103       672    14,000 SH     X
------------------------------------------------------------------------------------------------
ORTEC INTL INC               COM  68749B108     2,045   363,636 SH     X
------------------------------------------------------------------------------------------------
PARK OHIO HLDGS CORP         COM  700666100       284    58,200 SH     X
------------------------------------------------------------------------------------------------
PEREGRINE SYSTEMS INC        COM  71366Q101     7,750   392,400 SH     X
------------------------------------------------------------------------------------------------
QUALCOMM INC                 COM  747525103     3,698    45,000 SH     X
------------------------------------------------------------------------------------------------
QUANTUM CORP COM HDDG        COM  747906303     1,960   245,000 SH     X
------------------------------------------------------------------------------------------------
QUANTUM CORP DSSG            COM  747906204    30,084 2,270,500 SH     X
------------------------------------------------------------------------------------------------
RENAISSANCE WORLDWIDE        COM  75968A109     2,392 3,062,000 SH     X
INC
------------------------------------------------------------------------------------------------
RIBOZYME                     COM  762567105     8,370   584,800 SH     X
PHARMACEUTICL
------------------------------------------------------------------------------------------------
SCI SYS INC                  COM  783890106    36,880 1,398,300 SH     X
------------------------------------------------------------------------------------------------
SCIOS INC                    COM  808905103     2,168    94,000 SH     X
------------------------------------------------------------------------------------------------
COLUMN TOTAL                                  235,774
------------------------------------------------------------------------------------------------



                                                      (SEC USE ONLY)
--------------------------------------------------------------------
       Item 1:            Item 7:                 Item 8:
                         Managers        Voting Authority (Shares)
    Name of Issuer      See Instr. V

                                     ------------------------------


                                     (a) Sole     (b)     (c)None
                                                 Shared


-------------------------------------------------------------------
-------------------------------------------------------------------
INDUS INTL INC                                 1,677,100
-------------------------------------------------------------------
INDUSTRI MATIMATIK                               442,000
-------------------------------------------------------------------
INFINIUM SOFTWARE INC                             20,000
-------------------------------------------------------------------
INTEGRATED DEVICE                                687,500
TECH
-------------------------------------------------------------------
J.D. EDWARDS & CO                                127,500
-------------------------------------------------------------------
JABIL CIRCUIT INC                                473,000
-------------------------------------------------------------------
LATTICE SEMI                                   1,878,200
CONDUCTOR
-------------------------------------------------------------------
LEXENT INC                                       391,900
-------------------------------------------------------------------
LUCENT                                           350,000
-------------------------------------------------------------------
MANUGISTICS GROUP INC                            180,800
-------------------------------------------------------------------
MARCHFIRST INC                                 1,893,066
-------------------------------------------------------------------
MAXTOR CORP                                    1,392,200
-------------------------------------------------------------------
MEDIMMUNE INC                                     26,100
-------------------------------------------------------------------
META GROUP INC                                    52,500
-------------------------------------------------------------------
MGC COMMUNICATIONS INC                            35,000
-------------------------------------------------------------------
MULTITUDE INC SERIES E                           934,580
-------------------------------------------------------------------
NABI INC                                       1,719,833
-------------------------------------------------------------------
NEOPHARM INC                                     424,700
-------------------------------------------------------------------
NETWORKS ASSOC INC                               619,000
-------------------------------------------------------------------
NORTEL NETWORKS CORP                              13,918
-------------------------------------------------------------------
NPS PHARMACEUTICALS                               14,000
-------------------------------------------------------------------
ORTEC INTL INC                                   363,636
-------------------------------------------------------------------
PARK OHIO HLDGS CORP                              58,200
-------------------------------------------------------------------
PEREGRINE SYSTEMS INC                            392,400
-------------------------------------------------------------------
QUALCOMM INC                                      45,000
-------------------------------------------------------------------
QUANTUM CORP COM HDDG                            245,000
-------------------------------------------------------------------
QUANTUM CORP DSSG                              2,270,500
-------------------------------------------------------------------
RENAISSANCE WORLDWIDE                          3,062,000
INC
-------------------------------------------------------------------
RIBOZYME                                         584,800
PHARMACEUTICL
-------------------------------------------------------------------
SCI SYS INC                                    1,398,300
-------------------------------------------------------------------
SCIOS INC                                         94,000
-------------------------------------------------------------------
COLUMN TOTAL
-------------------------------------------------------------------


Page 4 of 5
     -



                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
------------------------------------------------------------------------------------------------
       Item 1:            Item 2:   Item 3:   Item 4:      Item 5:           Item 6:
                           Title    CUSIP   Fair Market   Shares or   Investment Discretion
    Name of Issuer       of Class   Number    Value       Principal
                                           (x $1,000)      Amount
                                                                    ----------------------------
                                                                    (a)Sole    (b)     (c)Shared
                                                                             Shared-     Other
                                                                               As
                                                                             Defined
                                                                               in
                                                                             Instr. V
------------------------------------------------------------------------------------------------
SEMTECH CORP                 COM  816850101    18,179   824,000 SH     X
------------------------------------------------------------------------------------------------
SERONO S A SPONSORED         ADR  863155107       639    26,700 SH     X
ADR
------------------------------------------------------------------------------------------------
SILVERSTREAM SOFTWARE        COM  827907106       963    46,700 SH     X
------------------------------------------------------------------------------------------------
SPRINT CORP PCS GROUP        COM  852061506     6,131   300,000 SH     X
------------------------------------------------------------------------------------------------
STAFF BLDRS INC NEW          COM  852377100       145   905,211 SH     X
------------------------------------------------------------------------------------------------
TECHNOLOGY SOLUTIONS         COM  87872T108     4,939 2,324,075 SH     X
------------------------------------------------------------------------------------------------
TELLABS                      COM  879664100     7,211   127,622 SH     X
------------------------------------------------------------------------------------------------
TENDER LOVING CARE HLT       COM  88032R107        92   489,755 SH     X
------------------------------------------------------------------------------------------------
VERISIGN INC                 COM  92343E102     7,819   105,395 SH     X
------------------------------------------------------------------------------------------------
VITESSE SEMICONDUCTOR        COM  928497106     7,012   126,770 SH     X
------------------------------------------------------------------------------------------------
WORLD WEB LIMITED            PFD                2,000 2,000,000 SH     X
SERIES B
------------------------------------------------------------------------------------------------
WORLD WEB LIMITED            PFD                1,000 1,000,000 SH     X
SERIES C
------------------------------------------------------------------------------------------------
XOMA CORP                    COM  983907106       659    67,600 SH     X
------------------------------------------------------------------------------------------------
COLUMN TOTAL                                   56,789
------------------------------------------------------------------------------------------------



                                                   (SEC USE ONLY)
-----------------------------------------------------------------
       Item 1:         Item 7:                 Item 8:
                      Managers        Voting Authority (Shares)
    Name of Issuer   See Instr. V

                                  ------------------------------


                                  (a) Sole     (b)     (c)None
                                              Shared


----------------------------------------------------------------
SEMTECH CORP                                  824,000
----------------------------------------------------------------
SERONO S A SPONSORED                           26,700
ADR
----------------------------------------------------------------
SILVERSTREAM SOFTWARE                          46,700
----------------------------------------------------------------
SPRINT CORP PCS GROUP                         300,000
----------------------------------------------------------------
STAFF BLDRS INC NEW                           905,211
----------------------------------------------------------------
TECHNOLOGY SOLUTIONS                        2,324,075
----------------------------------------------------------------
TELLABS                                       127,622
----------------------------------------------------------------
TENDER LOVING CARE HL                         489,755
----------------------------------------------------------------
VERISIGN INC                                  105,395
----------------------------------------------------------------
VITESSE SEMICONDUCTOR                         126,770
----------------------------------------------------------------
WORLD WEB LIMITED                           2,000,000
SERIES B
----------------------------------------------------------------
WORLD WEB LIMITED                           1,000,000
SERIES C
----------------------------------------------------------------
XOMA CORP                                      67,600
----------------------------------------------------------------
COLUMN TOTAL
----------------------------------------------------------------


Page 5 of 5
     -


                                    FORM 13F
              NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY CORP.
------------------------------------------------------------------------------------------------
     S SQUARED            Item 2:   Item 3:   Item 4:      Item 5:           Item 6:
     TECHNOLOGY            Title    CUSIP   Fair Market   Shares or   Investment Discretion
  ADDITIONS TO 13F       of Class   Number    Value       Principal
                                           (x $1,000)      Amount
                                                                    ----------------------------
                                                                    (a)Sole    (b)     (c)Shared
                                                                             Shared-     Other
                                                                               As
                                                                             Defined
                                                                               in
                                                                             Instr. V
------------------------------------------------------------------------------------------------
ADVANCED VISUAL              COM                    8       212 SH     X
SYSTEMS, INC
------------------------------------------------------------------------------------------------
ADVANCED VISUAL              PFD                   18       431 SH     X
SYSTEMS
------------------------------------------------------------------------------------------------
AIRNET COMMUNICATIONS        COM  00941P106         1       213 SH     X
CORP
------------------------------------------------------------------------------------------------
EMERALD INTELLIGENCE         PFD  290996206         2     2,685 SH     X
SERIES A PFD STOCK
------------------------------------------------------------------------------------------------
12 TECHNOLOGIES              COM  465754109       109     2,000 SH     X
------------------------------------------------------------------------------------------------
STRUCTUAL DYNAMICS RES       COM  836555108         0        23 SH     X
------------------------------------------------------------------------------------------------
THERMAL PROFILES             COM  8835281010      0.5     4,750 SH     X
------------------------------------------------------------------------------------------------
COLUMN TOTAL                                    138.5
------------------------------------------------------------------------------------------------
GRAND TOTAL                                   548,142
------------------------------------------------------------------------------------------------




                                                      (SEC USE ONLY)
--------------------------------------------------------------------
    S SQUARED             Item 7:                 Item 8:
    TECHNOLOGY           Managers        Voting Authority (Shares)
 ADDITIONS TO 13F       See Instr. V

                                     ------------------------------


                                     (a) Sole     (b)     (c)None
                                                 Shared


-------------------------------------------------------------------
ADVANCED VISUAL                                      212
SYSTEMS, INC
-------------------------------------------------------------------
ADVANCED VISUAL                                      431
SYSTEMS
-------------------------------------------------------------------
AIRNET COMMUNICATIONS                                213
CORP
-------------------------------------------------------------------
EMERALD INTELLIGENCE                               2,685
SERIES A PFD STOCK
-------------------------------------------------------------------
12 TECHNOLOGIES                                    2,000
-------------------------------------------------------------------
STRUCTUAL DYNAMICS RES                                23
-------------------------------------------------------------------
THERMAL PROFILES                                   4,750
-------------------------------------------------------------------
COLUMN TOTAL
-------------------------------------------------------------------
GRAND TOTAL
-------------------------------------------------------------------
